Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 11,000	$ 433,143	$ 35,820
Accounts receivable	6,000	28,260	19,561
Inventories	157,000	122,519
Prepaid expenses		7,500
Total current assets	174,000	591,422	55,381
Equipment, net	232,000	313,478	372,880
Operating lease right-of-use asset, net	383,000	332,980
Deposits	17,000	33,652	16,770
Total assets	806,000	1,271,532	445,031
Current liabilities:
Accounts payable and accrued expenses	460,000	73,598	9,617
Notes payable (net of discount of $25 and deferred finance charges of $89 at September 30, 2020), ($55,850 in default at December 31, 2019)	420,000	55,850	180,000
Convertible note payable (net of premium of $125 and $0 and discount of $497 and $255, respectively)	600,000	57,340
Deferred revenue, license agreement	43,000	32,742
Operating lease liabilities, short-term	99,000	85,662
Settlement Reserve	236,000
Derivative liabilities		400,139
Total current liabilities	1,858,000	705,331	189,617
Long term liabilities
Deferred revenue, licenses agreement, long-term		35,470
Notes payable, long term	483,000
Operating lease liabilities, long-term	315,000	251,791
Total liabilities	2,656,000	992,592
Stockholders' equity (deficit)
Preferred stock, value	2,000
Common stock, value	62,000	49,087	39,200
Shares to be issued	3,320,000	2,847,868	306,000
Additional paid-in capital	8,935,000	5,619,733	2,360,598
Accumulated deficit	(14,169,000)	(8,237,748)	(2,450,384)
Total stockholders' equity (deficit)	(1,850,000)	278,940	255,414
Total liabilities and stockholders' equity (deficit)	$ 806,000	$ 1,271,532	$ 445,031